Guggenheim Municipal Income Fund Investment Objectives and Goals - A C Inst P Shares [Member] - Guggenheim Municipal Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Municipal Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Municipal Income Fund (the “Fund”) seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.